Investments (Tables)	12 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis

Investments as of September 30, 2023 consisted of the following:

	As of September 30, 2023
		Amortized	Fair
	Principal	Cost	Value
Senior secured	$218,131	$216,997	$216,911
One stop	977,668	962,485	961,628
Equity	N/A	94	94
Total	$1,195,799	$1,179,576	$1,178,633

Schedules of Portfolio Composition at Amortization Cost and Fair Value

The following tables show the portfolio composition by geographic region at amortized cost and fair value as a percentage of total investments in portfolio companies. The geographic composition is determined by the location of the corporate headquarters of the portfolio company, which may not be indicative of the primary source of the portfolio company’s business.

	As of September 30, 2023
Amortized Cost:
United States
Mid-Atlantic	$187,087	15.9%
Midwest	207,317	17.6
Northeast	71,548	6.1
Southeast	302,001	25.6
Southwest	165,797	14.0
West	182,125	15.4
United Kingdom	10,468	0.9
Luxembourg	23,228	2.0
Canada	12,451	1.0
Netherlands	3,503	0.3
Finland	14,051	1.2
Total	$1,179,576	100.0%
Fair Value:
United States
Mid-Atlantic	$187,197	15.9%
Midwest	207,780	17.6
Northeast	70,836	6.0
Southeast	301,703	25.6
Southwest	165,791	14.0
West	182,532	15.5
United Kingdom	10,212	0.9
Luxembourg	23,192	2.0
Canada	12,145	1.0
Netherlands	3,498	0.3
Finland	13,747	1.2
Total	$1,178,633	100.0%

The industry compositions of the portfolio at amortized cost and fair value as of September 30, 2023 were as follows:

	As of September 30, 2023
Amortized Cost:
Aerospace and Defense	$9,727	0.8%
Airlines	7,414	0.6
Auto Components	24,197	2.1
Automobiles	70,428	6.0
Beverages	17,770	1.5
Chemicals	18,391	1.6
Commercial Services and Supplies	18,976	1.6
Construction & Engineering	4,002	0.3
Construction Materials	2,901	0.2
Containers and Packaging	35,698	3.0
Diversified Consumer Services	58,934	5.0
Diversified Financial Services	33,485	2.8
Food and Staples Retailing	3,437	0.3
Food Products	8,394	0.7
Health Care Technology	53,806	4.6
Healthcare Equipment and Supplies	37,337	3.2
Healthcare Providers and Services	69,336	5.9
Hotels, Restaurants and Leisure	69,983	5.9
Household Products	5,845	0.5
Industrial Conglomerates	29,218	2.5
Insurance	90,988	7.7
IT Services	49,823	4.2
Leisure Products	5,944	0.5
Life Sciences Tools & Services	19,470	1.7
Machinery	5,872	0.5
Media	11,027	0.9
Oil, Gas and Consumable Fuels	35,306	3.0
Pharmaceuticals	19,328	1.6
Professional Services	52,998	4.5
Road and Rail	2,996	0.3
Software	239,257	20.3
Specialty Retail	51,376	4.4
Trading Companies and Distributors	15,912	1.3
Total	$1,179,576	100.0%

	As of September 30, 2023
Fair Value:
Aerospace and Defense	$9,732	0.8%
Airlines	7,399	0.6
Auto Components	24,633	2.1
Automobiles	70,998	6.0
Beverages	17,414	1.5
Chemicals	18,005	1.5
Commercial Services and Supplies	18,987	1.6
Construction & Engineering	3,999	0.3
Construction Materials	2,921	0.2
Containers and Packaging	35,682	3.0
Diversified Consumer Services	59,230	5.0
Diversified Financial Services	33,520	2.8
Food and Staples Retailing	3,402	0.3
Food Products	8,628	0.7
Health Care Technology	53,800	4.6
Healthcare Equipment and Supplies	37,451	3.2
Healthcare Providers and Services	69,045	5.9
Hotels, Restaurants and Leisure	69,989	6.0
Household Products	5,939	0.5
Industrial Conglomerates	28,726	2.5
Insurance	90,944	7.7
IT Services	50,300	4.3
Leisure Products	5,950	0.5
Life Sciences Tools & Services	19,452	1.7
Machinery	5,859	0.5
Media	11,003	0.9
Oil, Gas and Consumable Fuels	35,294	3.0
Pharmaceuticals	19,303	1.6
Professional Services	52,912	4.5
Road and Rail	2,989	0.3
Software	238,548	20.3
Specialty Retail	50,877	4.3
Trading Companies and Distributors	15,702	1.3
Total	$1,178,633	100.0%